AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 96.1%
Australia — 2.8%
BHP Group Ltd. (XASX)	193,158	$4,801,547
BHP Group Ltd. (XLON)	49,692	1,237,394
Woodside Energy Group Ltd. (XASX)	104,566	2,136,442
Woodside Energy Group Ltd. (XLON)	15,466	315,057
		8,490,440
Austria — 0.7%
Erste Group Bank AG	97,856	2,145,216
Belgium — 1.1%
KBC Group NV	69,761	3,310,438
China — 0.8%
Tencent Holdings Ltd.	74,300	2,509,581
Denmark — 5.5%
Carlsberg A/S (Class B Stock)	29,574	3,458,281
Coloplast A/S (Class B Stock)	20,372	2,070,291
Genmab A/S*	5,567	1,790,924
Novo Nordisk A/S (Class B Stock)	73,354	7,307,365
Orsted A/S, 144A	22,052	1,757,561
		16,384,422
Finland — 0.6%
Kone OYJ (Class B Stock)	45,352	1,747,345
France — 16.6%
AXA SA	181,000	3,951,758
BNP Paribas SA	79,566	3,360,809
Capgemini SE	23,200	3,714,333
Kering SA	8,673	3,846,898
L’Oreal SA	15,654	5,005,242
LVMH Moet Hennessy Louis Vuitton SE	12,281	7,240,568
Pernod Ricard SA	22,627	4,151,016
Safran SA	33,139	3,015,310
TotalEnergies SE(a)	240,785	11,296,328
Vinci SA	51,048	4,127,781
		49,710,043
Germany — 7.6%
adidas AG	14,534	1,670,847
Allianz SE	30,574	4,816,456
Deutsche Boerse AG	30,284	4,964,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,146	4,849,558
RWE AG	115,234	4,235,542
Symrise AG	23,547	2,296,124
		22,832,885
Hong Kong — 4.5%
AIA Group Ltd.	731,600	6,091,233
Hong Kong Exchanges & Clearing Ltd.	83,100	2,840,559
Prudential PLC	270,680	2,649,317
Techtronic Industries Co. Ltd.	200,500	1,913,196
		13,494,305
	Shares	Value
Common Stocks (continued)
India — 1.1%
HDFC Bank Ltd., ADR(a)	56,773	$3,316,679
Japan — 15.7%
Bridgestone Corp.	89,100	2,881,575
Daikin Industries Ltd.	29,500	4,539,137
Hoya Corp.	42,400	4,085,605
Keyence Corp.	14,800	4,892,296
Kubota Corp.	97,700	1,357,727
Kyowa Kirin Co. Ltd.	130,800	3,007,381
Makita Corp.	82,300	1,597,060
Nidec Corp.	46,100	2,580,501
Recruit Holdings Co. Ltd.	84,700	2,439,839
Shin-Etsu Chemical Co. Ltd.	43,000	4,255,143
SMC Corp.	6,821	2,775,945
Sony Group Corp.	80,700	5,198,247
Tokio Marine Holdings, Inc.	248,100	4,409,514
Tokyo Electron Ltd.	11,800	2,907,460
		46,927,430
Netherlands — 5.3%
ASML Holding NV	14,763	6,116,002
ING Groep NV	311,002	2,664,798
Shell PLC	285,886	7,092,240
		15,873,040
Singapore — 2.4%
DBS Group Holdings Ltd.	306,200	7,083,437
South Africa — 1.1%
Anglo American PLC	107,718	3,234,322
South Korea — 1.6%
Delivery Hero SE, 144A*	32,875	1,200,831
Samsung Electronics Co. Ltd., GDR	3,843	3,493,877
		4,694,708
Spain — 1.7%
Iberdrola SA	538,193	5,018,211
Sweden — 3.7%
Assa Abloy AB (Class B Stock)	132,956	2,491,071
Atlas Copco AB (Class A Stock)	313,181	2,910,816
Svenska Handelsbanken AB (Class A Stock)	427,138	3,506,375
Volvo AB (Class B Stock)	156,010	2,207,693
		11,115,955
Switzerland — 2.1%
Lonza Group AG	7,733	3,765,130
SGS SA	819	1,752,451
Straumann Holding AG	9,977	912,498
		6,430,079
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,240	2,141,814
United Kingdom — 9.3%
AstraZeneca PLC	60,799	6,683,603
Diageo PLC	170,358	7,170,969
Haleon PLC*	55,988	174,569
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Linde PLC	12,804	$3,466,460
London Stock Exchange Group PLC	45,914	3,877,387
Persimmon PLC	131,826	1,802,888
RELX PLC	189,722	4,623,977
		27,799,853
United States — 11.2%
Ferguson PLC	29,037	3,011,986
GSK PLC	233,155	3,367,390
Nestle SA	117,531	12,711,838
Roche Holding AG	32,119	10,455,787
Schneider Electric SE	37,013	4,180,647
		33,727,648

Total Common Stocks (cost $315,430,603)		287,987,851
Preferred Stock — 1.1%
Germany
Volkswagen AG (PRFC)	26,735	3,266,803
(cost $6,799,316)

Total Long-Term Investments (cost $322,229,919)		291,254,654
Short-Term Investments — 4.0%
Affiliated Mutual Fund — 1.8%
PGIM Institutional Money Market Fund (cost $5,328,415; includes $5,308,229 of cash collateral for securities on loan)(b)(we)	5,331,789	5,328,057
Unaffiliated Fund — 2.2%
Dreyfus Government Cash Management (Institutional Shares)	6,591,359	6,591,359
(cost $6,591,359)

Total Short-Term Investments (cost $11,919,774)		11,919,416

TOTAL INVESTMENTS—101.2% (cost $334,149,693)		303,174,070

Liabilities in excess of other assets — (1.2)%		(3,736,806)

Net Assets — 100.0%		$299,437,264

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
XASX	Australian Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,266,465; cash collateral of $5,308,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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